Employee Benefit Plans (Activity under the incentive and non-qualified stock option plans) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, Beginning of Period, Shares	72,900	68,400	81,400
Options Granted, Shares	0	0	0
Options Exercised, Shares	0	0	0
Options Forfeited, Shares	4,500	6,900	8,500
Balance, End of Period, Shares	68,400	61,500	72,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, Beginning of Period, Weighted Avg. Exercise Price	$ 22.62	$ 22.63	$ 22.51
Options Granted, Weighted Avg. Exercise Price	$ 0	$ 0	$ 0
Options Exercised, Weighted Avg. Exercise Price	$ 0	$ 0	$ 0
Options Forfeited, Weighted Avg. Exercise Price	$ 22.58	$ 23.87	$ 21.72
Balance, End of Period, Weighted Avg. Exercise Price	$ 22.63	$ 22.49	$ 22.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total Intrinsic Value Of Options Exercised During The Year	$ 0	$ 0	$ 0
Weighted-Average Fair Value Of Options Granted During The Year	$ 0	$ 0	$ 0
Options Exercisable, Shares	43,800	42,300	43,600
Options Exercisable, Weighted Avg. Exercise Price	$ 22.14	$ 22.03	$ 22.05
Weighted-Average Remaining Life Of Exercisable Options	1 year 9 months 18 days	1 year 3 months 18 days	2 years 6 months
Options Available For Grant	50,000	50,000	50,000